SHARE PURCHASE WARRANTS LIABILITY (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares
SHARE PURCHASE WARRANTS LIABILITY
Share purchase warrants issued on February 19, 2021 | shares	15,796,975	15,796,975
Share purchase warrants issued on March 22, 2021 | shares	39,215,000	39,215,000
Share purchase warrants exercise, shares | shares	(5,500,000)	(5,500,000)
Fare value loss of warrents	$ 0
Number of warrants, Ending | shares	55,006,475	55,006,475
Warrants Liability, Beginning	$ 0	$ 0
Warrants liability warrants issued in February	3,499,000
Warrants liability warrants issued in March	9,735,000
Warrants liability exercise	(1,000)
Fair value loss	(7,104,000)
Warrants Liability, Ending	$ 20,337,000	$ 20,337,000